Note 11 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2017	2016

Salaries, bonus and benefits	$2,768	$2,235
Engineering related expenses	386	641
Legal and audit fees	310	251
Withholding tax payable	108	86
Shipping expenses	101	74
Payable for acquisition of equipment	96	277
Value-added tax payable	46	36
Promotional expenses	41	66
Consulting fees	6	5
Other accrued expenses	517	431

	$4,379	$4,102